IN MOTION TECHNOLOGY Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 03, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Cash consideration		$ (9,471)	$ 0	$ 0
Goodwill, Acquired During Period		$ 60,478	$ 8,697
In Motion Technology [Member]
Business Acquisition [Line Items]
Cash consideration	$ 26,108
Business Acquisition, Effective Date of Acquisition	Mar. 03, 2014
Goodwill, Acquired During Period	$ 8,697